Derivative Financial Instruments - Foreign currency risk hedging (Details) $ in Millions				12 Months Ended
	Nov. 22, 2022 item	May 09, 2022 item	Jun. 30, 2021 item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 item	Dec. 31, 2021 item
P-Class vessels
Fair value measurement hierarchy of the Group's assets and liabilities
Number of newbuilds			2
A-Class vessels
Fair value measurement hierarchy of the Group's assets and liabilities
Number of newbuilds	2	2
Currency risk
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate				0.9187	0.9187
Notional amount | $				$ 300
Total coverage | $				$ 500
Percentage of foreign exchange risk mitigated by the total coverage				50.00%
Currency risk | Zero cost collar contracts
Fair value measurement hierarchy of the Group's assets and liabilities
Number of zero cost collar contracts entered				6
Currency risk | Zero cost collar contracts | Minimum
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate secured by the zero cost collar contract				0.8695
Currency risk | Zero cost collar contracts | Maximum
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate secured by the zero cost collar contract				0.9466
Currency risk | P-Class vessels
Fair value measurement hierarchy of the Group's assets and liabilities
Number of newbuilds						2
Currency risk | A-Class vessels
Fair value measurement hierarchy of the Group's assets and liabilities
Number of newbuilds					2